Affiliated Companies And Other Equity-Method Investees	12 Months Ended
Mar. 31, 2012
Affiliated Companies And Other Equity-Method Investees [Abstract]
Affiliated Companies And Other Equity-Method Investees

21. Affiliated companies and other equity-method investees:

Nomura’s significant affiliated companies and other equity-method investees include JAFCO Co., Ltd. (“JAFCO”), Nomura Research Institute, Ltd. (“NRI”), and Fortress Investment Group LLC (“Fortress”). During the year ended March 31, 2012, Nomura Land and Building Co., Ltd. (“NLB”) and Chi-X Europe Limited (“Chi-X Europe”), which were included in Nomura’s significant affiliated companies, became no longer affiliated companies.

JAFCO

JAFCO, which is a listed company in Japan, manages various venture capital funds and provides private equity-related investment services to portfolio companies.

In May 2011, the Company purchased 382,000 shares of NLB in ¥18,145 million from JAFCO when Nomura purchased additional issued shares of NLB and made it a subsidiary. See Note 11 “Business combinations” for further information. In addition, Nomura indirectly acquired an additional 0.3% equity interest in JAFCO at the same time.

As of March 31, 2012, Nomura’s ownership of JAFCO was 24.4% and there was no remaining equity method goodwill included in the carrying amount of the investment.

NRI

NRI develops and manages computer systems and provides research services and management consulting services. One of the major clients of NRI is Nomura.

In May 2011, Nomura indirectly acquired an additional 0.9% equity interest in NRI, when Nomura purchased additional issued shares of NLB and made it a subsidiary.

In July 2011, the Company acquired 381,520 shares of NLB from NRI and issued 45,019,360 common shares to NRI as a result of the share exchange. See Note 11 “Business combinations” for further information.

As of March 31, 2012, Nomura’s ownership of NRI was 39.1% and the remaining balance of equity method goodwill included in the carrying value of the investment was ¥56,934 million.

NLB

NLB owns certain of Nomura’s leased office space in Japan. NLB became a consolidated subsidiary of Nomura on May 24, 2011 and it has become no longer an affiliated company of Nomura. See Note 11 “Business combinations” for further information. In addition, the lease transactions with Nomura while NLB was an affiliated company of Nomura are disclosed in Note 10 “Leases”.

Nomura Real Estate Holdings, Inc. which is a subsidiary of NLB is a listed company in the First Section of the Tokyo Stock Exchange.

Fortress

Fortress is a global investment management firm. Fortress raises, invests and manages private equity funds, hedge funds and publicly traded alternative investment vehicles. The investment in Fortress is treated as an investment in a limited partnership and is accounted for by the equity method of accounting.

In May 2009, Fortress sold 46,000,000 Class A shares in a public offering and Nomura purchased 5,400,000 of these shares, at the public offering price.

As of March 31, 2012, Nomura’s ownership of Fortress was 11.4% and there was no remaining equity method goodwill included in the carrying value of the investment.

Chi-X Europe

Chi-X Europe was a consolidated subsidiary of Nomura until December 31, 2009. On December 31, 2009, nonvoting shares issued by Chi-X Europe to third parties were converted into voting shares. As a result, Nomura’s voting interest fell to 34% and Nomura ceased to have a controlling financial interest in Chi-X Europe, which was subsequently deconsolidated and accounted for under the equity method from December 31, 2009.

As part of the deconsolidation process, a gain of ¥3,074 million was recognized which is reported in the consolidated statements of income within Revenue—Other. The gain resulted from a difference between the book value of the net assets of Chi-X Europe and the fair value of the retained investment in the company.

The fair value of the retained investment in Chi-X Europe was estimated using a combination of market and income approaches. The market approach was based on the “Guideline Public Company Method” whereby market multiples are derived from quoted market prices of publicly traded companies engaged in the same or similar line of business to Chi-X Europe. Under the income approach, a discounted cash flow method was used.

On February 18, 2011, BATS Global Markets, Inc. (“BATS”) entered into a definitive agreement to acquire a 100% of the outstanding stock of Chi-X Europe. After the regulatory approval, Nomura exchanged its shares in Chi-X Europe for approximately 7% (fully diluted) of the outstanding stock of BATS. As a result, Chi-X Europe has become no longer an affiliated company of Nomura.

Summary financial information—

A summary of financial information for JAFCO, NRI and NLB is as follows:

	Millions of yen
	March 31
	2011	2012(1)
Total assets	¥2,096,554	¥564,086
Total liabilities	1,521,653	200,020

	Millions of yen
	Year ended March 31
	2010	2011	2012(2)
Net revenues	¥526,350	¥590,985	¥161,209
Non-interest expenses	482,573	535,564	105,520
Net income attributable to the companies	22,779	29,392	31,007

(1)	NLB’s assets and liabilities are not included because it is no longer an affiliated company of Nomura as of March 31, 2012.

(2)	For NLB, financial information while it was an affiliated company of Nomura is included.

A summary of financial information for Fortress is as follows:

	Millions of yen
	March 31
	2011(1)	2012(1)
Total assets	¥172,677	¥184,650
Total liabilities	95,396	96,312

	Millions of yen
	Year ended March 31
	2010(1)	2011(1)	2012(1)
Net revenues	¥57,602	¥89,710	¥73,306
Non-interest expenses	144,868	154,161	166,006
Net income (loss) attributable to the company	(23,651)	(24,400)	(36,994)

(1)	Financial information for Fortress is as of its fiscal years ended December 31, 2009, 2010 and 2011, respectively. Nomura recognizes its share of Fortress’s earnings on a three-month lag.

A summary of balances and transactions with affiliated companies and other equity-method investees, except for lease transactions with NLB and NRI, which are disclosed in Note 10 “Leases”, is presented below:

	Millions of yen
	March 31
	2011	2012
Investments in affiliated companies	¥260,339	¥183,305
Advances to affiliated companies	12,766	10,649
Other receivables from affiliated companies	644	5,160
Other payables to affiliated companies	14,825	5,643

	Millions of yen
	Year ended March 31
	2010	2011	2012
Revenues	¥362	¥3,056	¥5,635
Non-interest expenses	58,219	52,796	49,810
Purchase of software, securities and tangible assets	25,954	20,945	22,904

The aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees for which a quoted market price is available are as follows:

	Millions of yen
	March 31
	2011	2012
Carrying amount	¥182,109	¥172,647
Fair value	198,439	208,827
Equity in earnings of equity-method investees, including those above, was a gain of ¥12,924 million, gain of ¥11,602 million and gain of ¥5,716 million for the years ended March 31, 2010, 2011 and 2012, respectively. Equity in earnings of equity-method investees is reported within Revenue—Other in the consolidated statements of income. Dividends from equity-method investees for the years ended March 31, 2010, 2011 and 2012 were ¥4,827 million, ¥4,802 million and ¥4,747 million, respectively.